Financial liabilities at FVTPL_Credit risk adjustments to financial liabilities at FVTPL (Details) - KRW (₩)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Designated financial liabilities at fair value through profit or loss [Abstract]
Accumulated changes in credit risk adjustments	₩ 0	₩ 0
Additional information about credit risk adjustments	The adjustment to reflect Group's credit risk is considered in measuring the fair value of equity-linked securities index and debentures. The Group's credit risk is determined by adjusting credit spread observed in credit rating of Group.	The adjustment to reflect Group's credit risk is considered in measuring the fair value of equity-linked securities index and debentures. The Group's credit risk is determined by adjusting credit spread observed in credit rating of Group.